Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 223,782	$ 234,741	$ 248,759
Policy loans	(94,219)	(157,403)	(135,255)
Policy loan repayments and interest	137,667	222,678	163,673
Surrenders, withdrawals and death benefits	(459,798)	(367,862)	(377,682)
Net transfers from/(to) other subaccounts or fixed rate option	(93,886)	(62,886)	22,617
Miscellaneous transactions	(440)	924	3,015
Administrative and other charges	(190,204)	(200,421)	(193,896)
Net Contributions (Withdrawals) by Contract Owners	(477,098)	(330,229)	(268,769)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	192,889	202,513	213,285
Policy loans	(82,142)	(146,138)	(123,429)
Policy loan repayments and interest	123,690	199,916	143,872
Surrenders, withdrawals and death benefits	(334,844)	(293,113)	(254,324)
Net transfers from/(to) other subaccounts or fixed rate option	(103,358)	(70,978)	11,809
Miscellaneous transactions	(327)	429	(81)
Administrative and other charges	(157,031)	(165,657)	(160,712)
Net Contributions (Withdrawals) by Contract Owners	(361,123)	(273,028)	(169,580)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	30,893	32,228	35,474
Policy loans	(12,077)	(11,265)	(11,826)
Policy loan repayments and interest	13,977	22,762	19,801
Surrenders, withdrawals and death benefits	(80,421)	(74,749)	(50,233)
Net transfers from/(to) other subaccounts or fixed rate option	9,472	8,092	10,808
Miscellaneous transactions	(113)	495	187
Administrative and other charges	(32,658)	(34,577)	(32,951)
Net Contributions (Withdrawals) by Contract Owners	(70,927)	(57,014)	(28,740)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(44,533)	0	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	(44,533)	0	0
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	0	(73,125)
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	2,909
Administrative and other charges	(515)	(187)	(233)
Net Contributions (Withdrawals) by Contract Owners	$ (515)	$ (187)	$ (70,449)